Summary of Weighted-Average Assumptions (Detail) (Employee Stock Option, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.23%	0.83%	0.65%
Weighted-average expected lives (years)	4 years	4 years	4 years 1 month 6 days
Volatility	39.56%	36.71%	39.86%
Weighted-average grant date fair value (per share)	$ 6.61	$ 5.91	$ 5.29
Value Granted (total)	$ 6,844	$ 8,979	$ 10,622
Number granted in year	1,034,870	1,519,080	2,007,851